SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Other Income and Expenses [Abstract]
Bank interest income	$ 168	$ 8,282	$ 1,239
Realized gain on trading securities	2,332
Sundry income	60	4,474	9
Total other income	$ 2,560	$ 12,756	$ 1,248